Note 12 - Intangible Assets - Carrying Amounts of Goodwill by Cash-generating Units (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Goodwill	$ 21,919	$ 22,387	$ 22,622	$ 24,482	$ 30,393
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Goodwill	12,483	12,751	12,884	13,949
VivoPower Pty Ltd [member]
Statement Line Items [Line Items]
Goodwill	$ 9,436	$ 9,636	$ 9,738	$ 10,533